Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net (loss) income for the year	$ (289,196)	$ 76,394	$ 156,087
Other comprehensive income (loss), net of income tax - items that can be reclassified to the income statement
Cash flow hedge accounting	732	(1,329)	488
Deferred income tax	(1,269)	998	(161)
Translation adjustment of foreign subsidiaries	81,315	65,243	(64,575)
Total Other comprehensive income (loss), net of income tax - items that can be reclassified to the income statement	80,778	64,912	(64,248)
Other comprehensive income (loss), net of income tax - items that will not be reclassified to the income statement
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	(583)	521	(5,066)
Deferred income tax	198	(178)	(2,375)
Changes in fair value of investments in equity instruments	(1,466)	(3,608)	(2,632)
Total Other comprehensive loss, net of income tax - items that will not be reclassified to the income statement	(1,851)	(3,265)	(10,073)
Other comprehensive income (loss) for the year, net of income tax	78,927	61,647	(74,321)
Total comprehensive (loss) income for the year	(210,269)	138,041	81,766
Attributable to NEXA’s shareholders	(215,324)	105,972	43,828
Attributable to non-controlling interests	5,055	32,069	37,938
Total comprehensive (loss) income for the year	$ (210,269)	$ 138,041	$ 81,766